Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Maryland Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Maryland Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(4.95%)
Annual Return 2008	(33.05%)
Annual Return 2009	47.77%
Annual Return 2010	4.58%
Annual Return 2011	12.18%